Accrued Expense and Other Liabilities - Schedule of Accrued Expense and Other Liabilities (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Accrued Expense and Other Liabilities [Abstract]
Payroll payables		$ 381,274	$ 229,130
Acquisition consideration payable	[1]	207,734
Professional fee and others		272,195	420,637
Total		$ 861,203	$ 649,767

[1]	The payable amount related to Wenzhou SPA (detail see Note 4).